Benefits offered to team members (Details 7) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Percentage of reasonably possible increase in interest cost actuarial assumption	1.00%
Increase decrease in defined benefit obligation due to reasonably possible increase in cost of service actuarial assumption	R$ 730
Increase decrease in defined benefit obligation due to reasonably possible increase in interest cost actuarial assumption	106
Increase decrease in defined benefit obligation due to reasonably possible decrease in cost of service actuarial assumption	(933)
Increase decrease in defined benefit obligation due to reasonably possible decrease in interest cost actuarial assumption	R$ 11
Actuarial assumption of discount rates [member] | Health insurance member
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	R$ 32,758
Premise reduction	R$ (39,621)
Actuarial assumption of discount rates [member] | United states of america [member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	R$ 5,536
Premise reduction	R$ (6,605)
Actuarial assumption of discount rates [member] | Mexico [member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	R$ 1,646
Premise reduction	R$ (1,935)
Actuarial assumption of discount rates [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise increase	R$ 5,477
Premise reduction	R$ (5,836)
Actuarial assumption of discount rates [member] | Netherlands [member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise increase	R$ 297
Premise reduction	R$ (315)
Actuarial assumption of expected rates of salary increases [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Premise change	0.50%
Premise increase	R$ 8,604
Premise reduction	R$ (8,114)
Actuarial assumption of expected rates of salary increases [member] | Netherlands [member]
IfrsStatementLineItems [Line Items]
Premise change	0.50%
Premise increase	R$ 468
Premise reduction	R$ (442)
Actuarial assumption of expected rates of pension increases [member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Percentage of reasonably possible increase in interest cost actuarial assumption	1.00%
Increase decrease in defined benefit obligation due to reasonably possible increase in cost of service actuarial assumption	R$ 123
Increase decrease in defined benefit obligation due to reasonably possible increase in interest cost actuarial assumption	708
Increase decrease in defined benefit obligation due to reasonably possible decrease in cost of service actuarial assumption	(129)
Increase decrease in defined benefit obligation due to reasonably possible decrease in interest cost actuarial assumption	R$ (741)
Actuarial assumption of expected rates of pension increases [member] | Health insurance member
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	R$ (7,740)
Premise reduction	R$ 8,098
Actuarial assumption of expected rates of pension increases [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Premise change	0.25%
Premise increase	R$ 4,241
Premise reduction	R$ (4,115)
Actuarial assumption of expected rates of pension increases [member] | Netherlands [member]
IfrsStatementLineItems [Line Items]
Premise change	25.00%
Premise increase	R$ 231
Premise reduction	R$ (224)
Actuarial assumption of life expectancy after retirement [member]
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Percentage of reasonably possible increase in interest cost actuarial assumption	1.00%
Increase decrease in defined benefit obligation due to reasonably possible increase in cost of service actuarial assumption	R$ 542
Increase decrease in defined benefit obligation due to reasonably possible increase in interest cost actuarial assumption	4,441
Increase decrease in defined benefit obligation due to reasonably possible decrease in cost of service actuarial assumption	(464)
Increase decrease in defined benefit obligation due to reasonably possible decrease in interest cost actuarial assumption	R$ (3,602)
Actuarial assumption of life expectancy after retirement [member] | Health insurance member
IfrsStatementLineItems [Line Items]
Premise change	1.00%
Premise increase	R$ 48,527
Premise reduction	(39,355)
Actuarial assumption of life expectancy after retirement [member] | Germany [member]
IfrsStatementLineItems [Line Items]
Premise increase	3,637
Premise reduction	R$ (3,797)
Life expectancy	1 year
Actuarial assumption of life expectancy after retirement [member] | Netherlands [member]
IfrsStatementLineItems [Line Items]
Premise increase	R$ 198
Premise reduction	R$ (207)
Life expectancy	1 year
Actuarial assumption of mortality rates [member] | United states of america [member]
IfrsStatementLineItems [Line Items]
Premise change	10.00%
Premise increase	R$ 1,681
Premise reduction	R$ (1,839)